OTHER OPERATING INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2022
OTHER OPERATING INCOME, NET
Summary of Details of Other Expense Income Net
	December 31, 2022	December 31, 2021	December 31, 2020
Settlement of disputes in the renewal process (iii)	(90,022)	9,242	278,496
Tax credits (ii)	114,812	287,049	132,399
Gain (loss) on disposal of non-current assets and intangibles	(13,035)	7,295	30,610
Gain from bargain purchase (Note 8.3)	99,341	416,268	—
Reimbursement of natural gas loss in the process	—	—	26,945
Net effect of provisions for legal proceedings	(370,765)	(263,945)	(32,704)
Depreciation of right-of-use assets	—	—	(100,593)
Disposal of credit rights	—	—	(68,311)
Change in fair value of investment properties (note 10.5)	1,311,691	17,116	—
Loss on impairment	—	—	(143,984)
Income from the sale of investments (i)	988,077	—	—
Outcome of judicial settlement (iv)	(396,818)	—	—
Other	108,941	(90,425)	54,011
	1,752,222	382,600	176,869

(i)

The disposal of 80% of the subsidiary Rumo’s stake in EPSA (see Note 1.2), generated a gain of R$955,584.

Additionally, on December 1, 2022, Cosan acquired 25% of the minority interest in Payly Soluces de Pagamentos S.A. ("Payly") for R$87,200, becoming its sole shareholder, and, on the same day, sold all of its equity interest to Raízen S.A., for a finance result of R$32,493.
(ii)	Extemporaneous credit from the exclusion of ICMS from the PIS and COFINS base (See Note 6).
(iii)	Additional grant resulting from the annual revisions to the sub-concession contracts of the subsidiary Rumo.
(iv)	On November 22, 2022, the subsidiary Rumo signed an agreement to close a confidential arbitration procedure through the acquisition of all the shares of the Company Farovia S.A., with whom it was engaged in litigation and which it subsequently merged. The transaction involved a net cash payment of R$51,132 and the assumption of a bank debt totaling R$396,818.